OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS
June 30, 2022
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments
Allegro CLO II-S, Ltd.
CLO secured notes - Class E(3)(6), 8.92% (LIBOR + 7.82%, due October 21, 2028)	06/24/2020	$5,500,000	$4,613,670	$4,254,250

Ares XXXVII CLO Ltd.
CLO secured notes - Class ER(3)(6), 8.31% (LIBOR + 7.27%, due October 15, 2030)	06/23/2022	1,000,000	703,891	702,800

BlueMountain CLO 2015-4 Ltd.
CLO secured notes - Class ER(3)(6), 7.01% (LIBOR + 5.95%, due April 20, 2030)	01/19/2022	837,000	795,011	677,970

BlueMountain CLO 2018-1 Ltd.
CLO secured notes - Class F(3)(6), 9.50% (LIBOR + 8.21%, due July 30, 2030)	11/18/2019	8,500,000	6,330,862	5,955,100

Highbridge Loan Management 5-2015, Ltd.
CLO secured notes - Class FRR(3)(6), 9.04% (LIBOR + 8.00%, due October 15, 2030)	08/03/2021	3,425,000	3,100,716	2,363,935

Highbridge Loan Management 2013-2, Ltd.
CLO secured notes - Class ER(3)(6), 9.31% (LIBOR + 8.25%, due October 20, 2029)	04/20/2022	2,500,000	2,105,354	1,815,750

Longfellow Place CLO, Ltd.
CLO secured notes - Class FRR(3)(6), 9.54% (LIBOR + 8.50%, due April 15, 2029)	03/26/2019	4,137,500	3,080,574	2,193,289

Midocean Credit CLO VI
CLO secured notes - Class F(3)(6), 9.07% (LIBOR + 8.01%, due April 20, 2033)	03/12/2021	4,000,000	3,279,763	3,036,400

Milford Park CLO, Ltd.
CLO secured notes - Class F(3)(9)(17), 11.33% (SOFR + 9.32%, due July 20, 2035)	05/12/2022	1,000,000	960,067	960,000

Nassau 2017-II Ltd.
CLO secured notes - Class E(3)(6), 7.29% (LIBOR + 6.25%, due January 15, 2030)	01/07/2022	7,030,000	6,442,550	4,826,798

Rockford Tower CLO 2022-1, Ltd.
CLO secured notes - Class E(3)(9)(17), 8.46% (SOFR + 7.34%, due July 20, 2035)	05/06/2022	3,750,000	3,712,781	3,375,000

Sound Point CLO V-R, Ltd.
CLO secured notes - Class F(3)(6), 9.14% (LIBOR + 8.10%, due July 18, 2031)	05/25/2022	1,250,000	767,610	760,500

Venture XXV CLO, Limited.
CLO secured notes - Class ER(3)(6), 8.26% (LIBOR + 7.20%, due April 20, 2029)	04/20/2022	1,500,000	1,421,638	1,229,700

Venture XXI CLO, Limited
CLO secured notes - Class ER(3)(6), 7.64% (LIBOR + 6.60%, due July 15, 2027)	07/28/2021	1,750,000	1,468,842	1,198,925
Total Structured Finance - Debt Investments			$38,783,329	$33,350,417	4.39%
Total Collateralized Loan Obligation - Debt Investments			$38,783,329	$33,350,417	4.39%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
AIG CLO 2021-2, LLC
CLO subordinated notes(5)(7), (Estimated yield 18.91%, maturity July 20, 2034)	03/18/2022	$2,500,000	$1,930,972	$1,675,000

AIMCO CLO, Series 2015-A
CLO subordinated notes(5)(7)(11), (Estimated yield 19.49%, maturity October 17, 2034)	08/25/2021	10,203,750	6,505,286	5,816,138

Allegro CLO II-S, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.36%, maturity October 21, 2028)	02/06/2020	20,800,000	5,487,022	2,080,000

ALM XVII, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity January 15, 2028)	03/04/2019	6,500,000	-	32,500

AMMC CLO XII, Limited
CLO subordinated notes(5)(7), (Estimated yield 20.57%, maturity November 10, 2030)	09/10/2021	24,350,000	6,604,910	4,504,750

AMMC CLO 25, LIMITED,
CLO subordinated notes(5)(7)(9), (Estimated yield 22.16%, maturity April 15, 2035)	04/27/2022	19,000,000	14,299,945	13,757,134

Anchorage Capital CLO 1-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.03%, maturity April 13, 2031)	08/13/2020	11,000,000	6,361,823	5,056,231

Anchorage Capital CLO 4-R, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 14.30%, maturity January 28, 2031)	05/20/2019	9,000,000	5,520,603	4,140,000

Anchorage Capital CLO 5-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.15%, maturity January 15, 2030)	07/16/2019	27,316,000	17,461,333	12,730,847

Anchorage Capital CLO 7, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.08%, maturity January 28, 2031)	06/02/2020	12,750,000	5,272,963	4,845,000

Anchorage Capital CLO 17, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.64%, maturity July 15, 2034)	06/04/2021	31,610,000	25,293,498	20,862,600

Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 17, 2026)	11/22/2016	5,750,000	3,621,862	1,766,823

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2022
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.34%, maturity April 25, 2031)	03/14/2018	$12,420,000	$6,428,724	$3,077,408

Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.55%, maturity April 18, 2032)	05/13/2019	17,500,000	13,103,513	7,286,843

Apex Credit CLO 2019-II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.81%, maturity October 25, 2032)	10/27/2020	4,500,000	2,719,803	2,131,753

Apidos CLO XVIII-R
CLO subordinated notes(5)(7), (Estimated yield 29.38%, maturity October 22, 2030)	06/24/2022	7,500,000	3,348,765	3,300,000

Apidos CLO XXIII
CLO subordinated notes(5)(7), (Estimated yield 18.39%, maturity April 15, 2033)	04/01/2022	5,000,000	3,291,294	2,772,400

Apidos CLO XXIV
CLO subordinated notes(5)(7), (Estimated yield 18.36%, maturity October 20, 2030)	02/10/2022	5,000,000	1,982,744	1,700,000

Apidos CLO XXXIV
CLO subordinated notes(5)(7), (Estimated yield 16.43%, maturity January 20, 2035)	01/13/2022	8,200,000	6,108,681	5,166,000

Arcadia Warehouse 2022, Ltd.
CLO subordinated warehouse notes(4)(5)(7)(11), (Estimated yield 14.61%, maturity July 20, 2023)	01/31/2022	2,500,000	2,500,000	2,500,000

Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.00%, maturity October 28, 2034)	03/06/2019	27,871,690	12,756,379	9,403,391

Ares XXXIV CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.34%, maturity April 17, 2033)	08/30/2021	15,000,000	7,363,851	4,934,247

Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.20%, maturity October 15, 2030)	02/12/2019	25,000,000	12,575,797	6,180,693

Ares XL CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.99%, maturity January 15, 2029)	11/30/2017	42,433,000	16,356,187	6,701,735

Ares XLII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.61%, maturity January 22, 2028)	06/23/2021	21,910,000	9,070,253	4,407,761

Ares XLIV CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.10%, maturity April 15, 2034)	04/25/2022	7,000,000	2,825,045	2,245,275

ARES XLVI CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.16%, maturity January 15, 2030)	01/25/2022	4,000,000	2,600,260	1,567,851

Ares LXI CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.33%, maturity October 20, 2034)	08/25/2021	13,000,000	10,933,352	9,100,000

Atlas Senior Loan Funding XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.40%, maturity October 20, 2034)	09/20/2021	6,000,000	4,924,689	3,960,000

Atlas Senior Loan Fund XVIII, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 19.66%, maturity January 18, 2035)	04/21/2022	6,000,000	4,204,874	3,420,000

Atrium XV
CLO subordinated notes(5)(7)(11), (Estimated yield 16.11%, maturity January 23, 2048)	09/17/2019	21,000,000	14,272,627	10,710,000

Battalion CLO VII Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity July 17, 2028)	07/03/2018	26,900,000	3,393,846	1,883,000

Benefit Street Partners CLO V Ltd.
CLO preference shares (5)(7)(10), (Estimated yield 0.00%, maturity October 20, 2026)	07/27/2015	11,500,000	486,128	172,500

Bighorn VI, Ltd.
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 13.74%, maturity February 18, 2023)	09/21/2021	25,781,250	25,781,250	25,781,250

BlueMountain Fuji US CLO II Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.26%, maturity October 20, 2030)	02/13/2020	31,480,000	16,660,357	11,962,400

BlueMountain CLO 2015-4 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.36%, maturity April 20, 2030)	07/22/2020	9,644,700	4,217,393	3,086,304

BlueMountain CLO 2016-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.72%, maturity November 15, 2030)	08/18/2020	7,697,500	3,906,988	2,617,150

BlueMountain CLO 2018-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.79%, maturity July 30, 2030)	01/14/2020	13,000,000	5,554,252	3,120,000

BlueMountain CLO 2018-3 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.45%, maturity October 25, 2030)	06/11/2020	17,825,000	7,282,137	6,238,750

BlueMountain CLO XXXIV Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 18.55%, maturity April 20, 2035)	03/23/2022	10,700,000	9,901,263	9,095,000

B&M CLO 2014-1 LTD
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 16, 2026)	10/30/2014	22,000,000	1,872,796	2,200

Carlyle Global Market Strategies CLO 2013-2, Ltd.
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity January 18, 2029)	03/19/2013	16,098,067	1,425,604	345,009

Carlyle Global Market Strategies CLO 2013-4, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.56%, maturity January 15, 2031)	09/29/2021	14,500,000	5,214,254	3,480,000

Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.84%, maturity July 15, 2031)	03/27/2019	7,134,333	2,934,455	1,640,897

Carlyle US CLO 2017-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.69%, maturity April 20, 2031)	01/27/2021	7,550,000	3,851,903	2,340,500

Carlyle US CLO 2020-2, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 24.14%, maturity January 25, 2035)	10/21/2020	17,225,000	11,140,990	11,713,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2022
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Carlyle US CLO 2021-8, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.40%, maturity October 20, 2034)	08/24/2021	$42,537,500	$32,499,861	$27,649,375

Cathedral Lake CLO 2013, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 18.59%, maturity October 15, 2029)	05/31/2018	21,350,000	4,981,134	1,814,750

Catskill Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.84%, maturity April 20, 2029)	02/10/2022	6,300,000	3,123,856	1,890,000

CBAM 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.99%, maturity April 20, 2034)	03/24/2022	20,050,000	15,948,955	13,433,500

Cedar Funding IV CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.64%, maturity July 23, 2034)	02/10/2022	3,430,696	2,013,626	1,681,041

Cedar Funding VIII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.07%, maturity October 17, 2034)	01/28/2022	19,126,500	11,216,525	9,180,720

Cedar Funding XII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.34%, maturity October 25, 2034)	03/23/2022	20,008,575	16,152,635	14,106,045

Cedar Funding XV CLO, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 17.08%, maturity April 20, 2035)	02/16/2022	21,735,000	17,378,667	15,214,500

CIFC Fenway Warehouse II Ltd.
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 15.17%, maturity October 05, 2023)	01/27/2022	10,450,000	10,450,000	10,450,000

CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 2.81%, maturity October 22, 2031)	03/06/2018	18,225,000	7,514,250	4,009,500

CIFC Funding 2021-VII, Ltd.
CLO income notes(5)(7), (Estimated yield 16.21%, maturity January 23, 2035)	10/18/2021	19,867,500	17,355,598	15,099,300

Columbia Cent CLO 28 Limited
CLO subordinated notes(5)(7), (Estimated yield 16.74%, maturity November 07, 2030)	01/14/2022	40,000,000	10,831,793	5,200,000

Crestline Denali CLO XVI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.13%, maturity January 20, 2030)	06/10/2021	22,000,000	10,925,186	6,600,000

Dryden 33 Senior Loan Fund
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity April 15, 2029)	11/18/2020	9,600,000	-	67,200

Dryden 38 Senior Loan Fund
CLO subordinated notes(5)(7), (Estimated yield 14.49%, maturity July 15, 2030)	09/23/2021	13,100,000	6,851,769	4,454,000

Dryden 53 CLO, LLC
CLO subordinated notes(5)(7), (Estimated yield 20.06%, maturity January 15, 2031)	02/10/2022	9,640,783	5,064,396	3,277,866

Dryden 86 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.18%, maturity July 17, 2030)	03/23/2022	31,375,000	22,272,489	19,138,750

Dryden 106 CLO, Ltd.
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 15.04%, maturity July 10, 2023)	01/26/2022	14,625,000	14,625,000	14,625,000

Eaton Vance CLO 2015-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.54%, maturity January 20, 2030)	02/01/2022	2,500,000	1,221,308	750,000

Elevation CLO 2020-11, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 13.32%, maturity April 15, 2033)	02/21/2020	24,000,000	20,153,784	13,920,000

Elevation CLO 2021-12, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.84%, maturity April 20, 2032)	02/11/2021	27,190,000	19,111,429	13,051,200

Elevation CLO 2021-14, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.47%, maturity October 20, 2034)	09/21/2021	32,000,000	26,255,111	20,480,000

Elmwood CLO V Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.57%, maturity July 24, 2031)	01/25/2022	10,400,000	10,510,803	9,360,000

Elmwood CLO VII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.85%, maturity January 17, 2034)	03/11/2022	5,000,000	3,896,347	3,450,000

Gulf Stream Meridian 4 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.57%, maturity July 15, 2034)	03/18/2022	8,500,000	6,856,640	6,374,032

Harriman Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.22%, maturity April 20, 2034)	01/24/2022	2,000,000	1,776,299	1,480,000

Highbridge Loan Management 3-2014, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.46%, maturity July 18, 2029)	06/19/2020	25,500,000	8,159,817	4,590,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2022
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Highbridge Loan Management 5-2015, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.28%, maturity October 15, 2030)	08/03/2021	$18,125,000	$6,598,693	$4,772,494

HPS Loan Management 2021-16, Ltd.
CLO income notes(5)(7), (Estimated yield 16.23%, maturity January 23, 2035)	11/12/2021	24,174,000	21,030,669	18,130,500

HPS Loan Management 10-2016, Ltd.
CLO income notes(5)(7), (Estimated yield 13.99%, maturity January 20, 2028)	10/21/2021	24,460,380	11,029,842	9,294,944

ICG US CLO 2018-2, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.73%, maturity July 22, 2031)	05/24/2022	20,000,000	8,291,662	8,200,000

Kings Park CLO, Ltd.
CLO income notes(5)(7)(9), (Estimated yield 18.38%, maturity January 21, 2035)	12/07/2021	30,552,500	26,859,877	25,664,100

KVK CLO 2013-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.31%, maturity January 14, 2028)	09/22/2020	3,950,000	979,501	671,500

LCM 35 Ltd,
CLO income notes(5)(7), (Estimated yield 18.58%, maturity October 15, 2034)	10/28/2021	28,000,000	21,659,851	16,920,221

Longfellow Place CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity April 15, 2029)	01/11/2018	19,640,000	5,309,310	-

Madison Park Funding XI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.64%, maturity July 23, 2047)	01/21/2022	11,000,000	4,049,298	2,310,000

Madison Park Funding XIII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 17.14%, maturity April 19, 2030)	09/17/2019	21,500,000	8,053,142	5,590,000

Madison Park Funding XV, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity January 27, 2026)	03/07/2019	34,300,000	-	102,900

Madison Park Funding XXI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.56%, maturity October 15, 2032)	01/26/2022	7,000,000	5,039,167	3,850,000

Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.89%, maturity October 20, 2029)	03/28/2019	3,568,750	1,986,945	1,284,750

Madison Park Funding XXVIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.22%, maturity July 15, 2030)	02/01/2022	4,267,000	2,841,981	2,136,794

Madison Park Funding XXX, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 14.00%, maturity April 15, 2047)	02/23/2018	17,550,000	11,073,195	7,671,210

Madison Park Funding XXXVIII, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 18.64%, maturity July 17, 2034)	05/14/2021	21,250,000	16,873,625	15,725,000

Madison Park Funding LII, Ltd.,
CLO income notes(5)(7), (Estimated yield 15.14%, maturity January 22, 2035)	11/22/2021	15,365,000	12,756,544	11,062,800

Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(5)(7), (Estimated yield 20.93%, maturity April 22, 2027)	10/08/2015	34,762,500	15,144,847	11,471,625

Man GLG US CLO 2018-2 Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity October 15, 2028)	02/18/2021	32,000,000	-	224,000

Marble Point CLO XI Ltd.
CLO income notes(5)(7), (Estimated yield 0.00%, maturity December 18, 2047)	05/07/2019	8,500,000	3,710,464	1,785,000

Marble Point CLO XVIII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.72%, maturity October 15, 2050)	01/25/2022	26,500,000	20,547,525	16,960,000

Midocean Credit CLO II
CLO income notes(5)(7), (Estimated yield 16.61%, maturity January 29, 2030)	06/17/2021	13,600,000	3,572,803	1,632,000

Midocean Credit CLO III
CLO income notes(5)(7), (Estimated yield 0.00%, maturity April 21, 2031)	04/24/2019	16,650,000	6,396,628	1,831,500

Midocean Credit CLO VI
CLO income notes(5)(7), (Estimated yield 10.63%, maturity April 20, 2033)	11/08/2016	29,700,000	22,832,067	14,256,000

Milford Park CLO, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 19.40%, maturity July 20, 2035)	05/12/2022	32,960,000	28,955,075	28,905,920

Mountain View CLO 2014-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 15, 2026)	08/08/2018	15,000,000	2,506,803	1,500

MP CLO VIII, Ltd..
CLO income notes(5)(7), (Estimated yield 15.41%, maturity April 28, 2034)	11/10/2021	11,000,000	3,959,240	2,750,000

Nassau 2017-II Ltd.
CLO income notes(5)(7), (Estimated yield 0.00%, maturity January 15, 2030)	09/17/2019	24,400,000	9,406,126	2,440,000

NorthWoods Capital XIV-B, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 6.64%, maturity November 13, 2031)	12/18/2019	6,975,000	3,330,731	1,813,500

Neuberger Berman CLO XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.64%, maturity January 28, 2030)	01/26/2022	7,800,000	2,918,905	2,028,000

Nyack Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.25%, maturity October 20, 2034)	09/02/2021	30,000,000	25,650,384	24,300,000

Ocean Trails CLO VI
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity July 15, 2028)	10/30/2018	4,000,000	520,723	85,272

Octagon Investment Partners XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.74%, maturity January 25, 2031)	05/18/2021	9,300,500	2,685,642	1,767,095

Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 16.88%, maturity January 22, 2030)	06/07/2018	32,055,000	12,762,625	8,334,300

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2022
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Octagon Investment Partners 36, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.12%, maturity April 15, 2031)	08/24/2021	$10,250,000	$5,531,784	$3,811,087

Octagon Investment Partners 39, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.86%, maturity October 20, 2030)	04/27/2022	2,800,000	1,398,004	1,148,000

Octagon Investment Partners 40, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.05%, maturity January 20, 2035)	02/14/2019	7,000,000	4,378,321	4,200,000

Octagon 57, Ltd.
CLO income notes(5)(7)(11), (Estimated yield 19.86%, maturity October 15, 2034)	10/13/2021	31,725,000	24,108,145	21,385,140

Octagon 60, Ltd.
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 14.77%, maturity July 10, 2023)	02/04/2022	12,444,500	12,444,500	12,444,500

OFSI BSL VIII, Ltd.
CLO preferred shares(5)(7), (Estimated yield 0.00%, maturity August 16, 2029)	04/26/2019	8,500,000	3,903,106	1,190,000

OZLM VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 17, 2029)	01/29/2020	21,891,673	4,113,793	631,392

OZLM IX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.26%, maturity October 20, 2031)	06/24/2022	13,000,000	2,435,783	2,405,000

OZLM XIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.56%, maturity July 15, 2034)	12/07/2015	31,810,472	14,018,615	10,821,456

OZLM XIX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.66%, maturity January 15, 2035)	04/29/2022	34,000,000	16,683,545	14,577,116

Race Point IX CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 20.17%, maturity October 15, 2030)	06/23/2021	2,394,474	798,673	526,784

Regatta Charlie
CLO subordinated warehouse notes(4)(5)(7), (Estimated yield 13.95%, maturity July 13, 2023)	02/04/2022	9,750,000	9,750,000	9,750,000

Regatta VI Funding Ltd.
CLO income notes(5)(7), (Estimated yield 12.25%, maturity April 20, 2034)	10/21/2021	22,000,000	10,922,698	7,040,000

Regatta XVIII Funding Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.51%, maturity January 15, 2034)	02/18/2021	28,886,856	21,671,650	19,931,931

Regatta XXII Funding Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 17.34%, maturity July 20, 2035)	05/06/2022	24,000,000	19,744,182	19,232,400

Regatta XXIII Funding Ltd.
CLO income notes(5)(7)(11), (Estimated yield 17.96%, maturity January 20, 2035)	11/04/2021	22,496,000	17,655,403	15,072,320

Riserva CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.76%, maturity January 18, 2034)	03/18/2022	2,400,000	1,377,608	1,248,000

Rockford Tower CLO 2022-1, Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 19.68%, maturity July 20, 2035)	05/06/2022	34,068,750	28,600,049	27,761,816

Rockland Park CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.53%, maturity April 20, 2034)	04/26/2021	28,750,000	21,934,819	18,975,000

Romark CLO – V Ltd.
CLO income notes(5)(7), (Estimated yield 16.07%, maturity January 15, 2035)	11/18/2021	27,000,000	20,563,788	16,740,000

Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.89%, maturity April 13, 2031)	08/14/2018	24,500,000	8,188,172	5,737,388

Shackleton 2014-V-R CLO, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 10.10%, maturity May 07, 2031)	09/17/2019	20,750,000	8,583,349	5,395,000

Signal Peak CLO 9, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.88%, maturity July 21, 2034)	07/19/2021	22,110,000	18,613,141	15,698,100

Sound Point CLO V-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.69%, maturity July 18, 2031)	05/04/2021	37,500,000	7,099,256	3,750,000

Sound Point CLO VI-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 20, 2031)	05/01/2018	24,656,983	6,187,883	1,972,559

Sound Point CLO XX, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.07%, maturity July 26, 2031)	07/07/2021	13,000,000	7,534,969	4,810,000

Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 17, 2026)	01/25/2013	14,332,210	6,266,409	286,644

Telos CLO 2013-4, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity January 17, 2030)	07/11/2013	14,350,000	4,964,086	581,293

Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 17, 2027)	11/08/2017	21,400,000	9,166,640	1,070,000

(Continued on next page)

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS - (continued)
June 30, 2022
(Unaudited)

COMPANY/INVESTMENT(1)(13)(14)	ACQUISITION DATE(15)	PRINCIPAL AMOUNT/SHARES	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 12.25%, maturity April 18, 2036)	02/02/2017	$14,200,000	$8,853,840	$6,106,000

Tralee CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 20, 2029)	06/06/2018	6,300,000	1,798,326	189,000

Tralee CLO IV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity January 20, 2030)	12/21/2017	13,270,000	6,391,029	1,327,000

Venture XV CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity July 15, 2032)	01/31/2018	15,992,521	5,807,536	2,079,028

Venture XVII CLO, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 0.00%, maturity April 15, 2027)	01/09/2017	17,000,000	6,739,480	962,716

Venture XX CLO, Limited
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity April 15, 2027)	07/27/2018	7,200,000	1,354,286	-

Venture XXI CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 15, 2027)	08/16/2017	30,000,000	13,461,259	1,200,000

Venture XXII CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 18.96%, maturity January 15, 2031)	02/09/2022	18,500,000	10,217,497	7,400,000

Venture XXIII CLO, Limited.
CLO subordinated notes(5)(7), (Estimated yield 22.02%, maturity July 19, 2034)	05/24/2022	4,125,000	1,329,164	1,196,250

Venture XXV CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 36.91%, maturity April 20, 2029)	09/25/2020	13,750,000	3,689,593	2,750,000

Venture 37 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 14.93%, maturity July 15, 2032)	05/28/2019	8,500,000	6,213,470	4,165,000

Venture 40 CLO, Limited
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity November 24, 2031)	10/16/2020	17,580,000	-	1,002,060

Venture 41 CLO, Limited.
CLO subordinated notes(5)(7), (Estimated yield 19.44%, maturity January 20, 2034)	04/06/2022	9,000,000	7,158,581	6,210,000

Venture 42 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 18.93%, maturity April 15, 2034)	03/15/2021	7,000,000	5,462,068	4,690,000

Venture 44 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 18.75%, maturity October 20, 2034)	08/16/2021	24,750,000	19,257,802	17,077,500

Vibrant CLO III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.96%, maturity October 20, 2031)	02/05/2019	26,250,000	9,310,816	5,775,000

Voya CLO 2020-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.96%, maturity July 16, 2034)	03/08/2022	15,500,000	12,111,522	10,850,000

Voya CLO 2020-3, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.17%, maturity October 20, 2031)	05/03/2022	10,500,000	8,127,541	7,245,000

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity October 20, 2028)	09/28/2016	11,000,000	5,836,119	2,420,000

Wellfleet CLO X, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 22.47%, maturity July 20, 2032)	12/03/2020	7,310,000	3,844,221	2,924,000

Wellfleet CLO 2017-1, Ltd.
CLO income notes(5)(7), (Estimated yield 14.04%, maturity April 20, 2029)	11/03/2021	2,000,000	1,028,228	540,000

West CLO 2014-1, Ltd.
CLO subordinated notes(5)(7)(10)(11), (Estimated yield 0.00%, maturity July 18, 2026)	11/16/2018	20,250,000	201,026	405,000

THL Credit Wind River 2018-3 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.39%, maturity January 20, 2031)	03/02/2022	25,400,000	18,161,961	14,478,000

Wind River 2021-2 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.85%, maturity July 20, 2034)	05/14/2021	30,700,000	22,992,247	20,569,000

York CLO-5 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.58%, maturity October 22, 2031)	05/20/2021	24,625,000	14,087,745	9,603,750

York CLO-2 Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 26.15%, maturity January 22, 2031)	05/18/2022	8,029,000	3,441,227	3,211,600

Zais CLO 7, Limited
CLO subordinated notes(5)(7), (Estimated yield 22.45%, maturity April 15, 2030)	06/29/2021	8,000,000	2,449,166	1,360,000

Zais CLO 8, Limited
CLO subordinated notes(5)(7)(11), (Estimated yield 3.03%, maturity April 15, 2029)	02/23/2018	3,500,000	1,620,696	595,000

Zais CLO 9, Limited
CLO subordinated notes(5)(7), (Estimated yield 0.00%, maturity July 20, 2031)	06/19/2018	12,700,000	7,259,689	2,921,000

Other CLO equity related investments
CLO other(8)	Various(16)		11,563,896	12,159,188
Total Structured Finance - Equity Investments			$1,514,240,241	$1,146,234,062	150.79%
Total Collateralized Loan Obligation - Equity Investments			$1,514,240,241	$1,146,234,062	150.79%

Total Investments			$1,553,023,570	$1,179,584,479	155.18%

Cash Equivalents

First American Government Obligations Fund, Class Z Shares(12)(18)		51,527,471	$51,527,471	$51,527,471

Total Cash Equivalents			$51,527,471	$51,527,471	6.78%

Total Investments and Cash Equivalents			$1,604,551,041	$1,231,111,950	161.96%

(1)	We do not "control" and are not an "affiliate" of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the "1940 Act").
In general, under the 1940 Act, we would be presumed to "control" a portfolio company if we owned more than 25% of its voting securities and would be an "affiliate" of a portfolio company if we owned 5% or more of its voting securities.

(2)	Fair value is determined in good faith by the Board of Directors of the Fund.
(3)	Cost value reflects accretion of original issue discount or market discount.
(4)	The subordinated shares represent an investment in a warehouse facility, which is a financing structure intended to aggregate loans that may be used to form the basis of a CLO vehicle.
(5)	Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6)	The CLO secured notes generally bear interest at a rate determined by reference to three-month LIBOR which resets quarterly. For each CLO debt investment, the rate provided is as of June 30, 2022.
(7)	The CLO subordinated notes, preferred shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund's securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8)	Fair value represents discounted cash flows associated with fees earned from CLO equity investments.
(9)
Investment has not made inaugural distribution for relevant period end. Please refer to "Note 2. Summary of Significant Accounting Policies - Investment Income." in OXLC's most recently filed Form N-CSR for the year ended March 31, 2022.

(10)
The CLO equity investment was optionally redeemed. Please refer to "Note 2. Summary of Significant Accounting Policies - Securities Transactions." in OXLC's most recently filed Form N-CSR for the year ended March 31, 2022.

(11)	Investment is co-invested with the Fund’s affiliates. See “Note 4. Related Party Transactions.” in OXLC's most recently filed Form N-CSR for the year ended March 31, 2022.
(12)	Represents cash equivalents held in a money market account as of June 30, 2022.
(13)	The fair value of the investment was determined using significant unobservable inputs. See “Note 3. Fair Value.” in OXLC's most recently filed Form N-CSR for the year ended March 31, 2022.
(14)	The Fund generally acquires its investments in private transactions exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”).
Unless otherwise noted, all of the Fund's investments are deemed to be “restricted securities” under the Securities Act.
(15)	Acquisition date represents the initial date of purchase.
(16)	Cost and fair value total represents multiple investments which were purchased within one year prior to June 30, 2022.
(17)	The principal balance outstanding for this debt investment, in whole or in part, is indexed to SOFR.
(18)	Investment represents greater than 5% of net assets.